Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (342,663)	$ (51,057)	¥ (252,936)
Interest received	206	31	180
Net cash used in operating activities	(342,500)	(51,000)	(252,756)
Cash flows from investing activities
Purchase of property, plant and equipment	(11,283)	(1,681)	(23,477)
Purchase of financial assets at fair value through profit or loss	(41,000)	(6,109)	(42,500)
Purchase of financial assets at fair value through other comprehensive income	(481,029)	(71,548)
Proceeds from disposal of financial assets at fair value through profit or loss	41,981	6,130	55,706
Payment in relation to right-of-use assets			(22,284)
Net cash used in investing activities	(491,331)	(73,208)	(32,555)
Cash flows from financing activities
Proceeds from exercise of options	758	113
Proceeds from issuance of ordinary shares			1,431,775
Payment in relation to listing expenses			(111,440)
Payment for lease liabilities	(530)	(79)	(480)
Payment in relation to share repurchase			(2,513)
Net cash generated from financing activities	228	34	1,317,342
Net increase / (decrease) in cash and cash equivalents	(833,560)	(124,200)	1,032,031
Cash and cash equivalents at the beginning of the six months ended	1,706,880	254,325	1,010,076
Effects of exchange rate changes on cash and cash equivalents	75,445	11,241	(17,061)
Cash and cash equivalents at end of the six months ended	¥ 948,765	$ 141,366	¥ 2,025,046